united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end: 11/30

Date of reporting period: 5/31/25

Item 1. Reports to Stockholders.

(a)

Zacks All-Cap Core Fund

Institutional Class (CZOVX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%

Fund Statistics

Net Assets	$30,437,094
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$61,572
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Money Market Funds	4.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 29.0%
Financials 12.6%
Communications 11.9%
Health Care 10.6%
Consumer Discretionary 9.4%
Industrials 9.4%
Consumer Staples 5.6%
Money Market Funds 4.6%
Utilities 3.0%
Energy 2.7%
Real Estate 1.1%
Materials 0.3%
Liabilities in Excess of Other Assets -0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	0.3%
Real Estate	1.1%
Energy	2.7%
Utilities	3.0%
Money Market Funds	4.6%
Consumer Staples	5.6%
Industrials	9.4%
Consumer Discretionary	9.4%
Health Care	10.6%
Communications	11.9%
Financials	12.6%
Technology	29.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Federated Hermes Treasury Obligations Fund, Institutional Class	4.6%
Microsoft Corporation	3.8%
Meta Platforms, Inc., Class A	3.7%
Apple, Inc.	3.3%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Netflix, Inc.	1.9%
JPMorgan Chase & Company	1.8%
Walmart, Inc.	1.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks All-Cap Core Fund - Institutional (CZOVX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-CZOVX

Zacks Dividend Fund

Institutional Class (ZDIIX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.05%

Fund Statistics

Net Assets	$117,235,229
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$454,652
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.1%
Industrials
14.7%
Technology
12.5%
Health Care
12.1%
Consumer Staples
11.9%
Energy
6.2%
Communications
4.2%
Real Estate
4.2%
Consumer Discretionary
4.0%
Utilities
3.8%
Money Market Funds
2.7%
Materials
0.6%

Value	Value
Materials	0.6%
Money Market Funds	2.7%
Utilities	3.8%
Consumer Discretionary	4.0%
Real Estate	4.2%
Communications	4.2%
Energy	6.2%
Consumer Staples	11.9%
Health Care	12.1%
Technology	12.5%
Industrials	14.7%
Financials	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.9%
Microsoft Corporation	3.6%
Philip Morris International, Inc.	2.9%
Procter & Gamble Company (The)	2.8%
Parker-Hannifin Corporation	2.7%
Federated Hermes Treasury Obligations Fund, Institutional Class	2.7%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.5%
Home Depot, Inc. (The)	2.4%
Cisco Systems, Inc.	2.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Dividend Fund - Institutional Class (ZDIIX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-ZDIIX

Zacks Dividend Fund

Investor Class (ZDIVX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.30%

Fund Statistics

Net Assets	$117,235,229
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$454,652
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Materials	0.6%
Money Market Funds	2.7%
Utilities	3.8%
Consumer Discretionary	4.0%
Real Estate	4.2%
Communications	4.2%
Energy	6.2%
Consumer Staples	11.9%
Health Care	12.1%
Technology	12.5%
Industrials	14.7%
Financials	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.9%
Microsoft Corporation	3.6%
Philip Morris International, Inc.	2.9%
Procter & Gamble Company (The)	2.8%
Parker-Hannifin Corporation	2.7%
Federated Hermes Treasury Obligations Fund, Institutional Class	2.7%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.5%
Home Depot, Inc. (The)	2.4%
Cisco Systems, Inc.	2.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Dividend Fund - Investor Class (ZDIVX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-ZDIVX

Zacks Small-Cap Core Fund

Institutional Class (ZSCIX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$53	1.14%

Fund Statistics

Net Assets	$27,570,610
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$80,500
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
30.1%
Industrials
23.7%
Technology
11.2%
Health Care
8.8%
Real Estate
7.3%
Consumer Discretionary
5.8%
Materials
4.9%
Communications
2.4%
Energy
2.2%
Consumer Staples
1.0%
To Be Classified
1.0%
Other Assets in Excess of Liabilities
1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
To Be Classified	1.0%
Consumer Staples	1.0%
Energy	2.2%
Communications	2.4%
Materials	4.9%
Consumer Discretionary	5.8%
Real Estate	7.3%
Health Care	8.8%
Technology	11.2%
Industrials	23.7%
Financials	30.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	2.1%
Carpenter Technology Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
Federal Signal Corporation	2.0%
SPX Technologies, Inc.	2.0%
Alexander & Baldwin, Inc.	2.0%
1st Source Corporation	2.0%
Olo, Inc.	1.9%
HBT Financial, Inc.	1.9%
Bank of NT Butterfield & Son Ltd. (The)	1.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Small-Cap Core Fund - Insitutional (ZSCIX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-ZSCIX

Zacks Small-Cap Core Fund

Investor Class (ZSCCX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.39%

Fund Statistics

Net Assets	$27,570,610
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$80,500
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
To Be Classified	1.0%
Consumer Staples	1.0%
Energy	2.2%
Communications	2.4%
Materials	4.9%
Consumer Discretionary	5.8%
Real Estate	7.3%
Health Care	8.8%
Technology	11.2%
Industrials	23.7%
Financials	30.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	2.1%
Carpenter Technology Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
Federal Signal Corporation	2.0%
SPX Technologies, Inc.	2.0%
Alexander & Baldwin, Inc.	2.0%
1st Source Corporation	2.0%
Olo, Inc.	1.9%
HBT Financial, Inc.	1.9%
Bank of NT Butterfield & Son Ltd. (The)	1.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Small-Cap Core Fund - Investor Class (ZSCCX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-ZSCCX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.  Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Zacks All-Cap Core Fund
Institutional Class Shares – CZOVX

Zacks Small-Cap Core Fund
Investor Class Shares – ZSCCX
Institutional Class Shares - ZSCIX

Zacks Dividend Fund
Investor Class Shares – ZDIVX
Institutional Class Shares - ZDIIX

Semi-Annual Financial Statements and Additional Information
May 31, 2025

1-888-775-8351
www.zacksfunds.com

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE - 1.9%
551	General Dynamics Corporation	$153,448
848	Howmet Aerospace, Inc.	144,067
2,020	RTX Corporation	275,689
		573,204
	ASSET MANAGEMENT - 2.0%
642	Ameriprise Financial, Inc.	326,932
151	Blackrock, Inc.	147,963
1,965	Robinhood Markets, Inc., Class A(a)	129,985
		604,880
	AUTOMOTIVE - 0.9%
763	Tesla, Inc.(a)	264,349

	BANKING - 4.5%
6,822	Bank of America Corporation	301,055
2,098	JPMorgan Chase & Company	553,871
1,038	PNC Financial Services Group, Inc. (The)	180,415
5,361	Truist Financial Corporation	211,760
1,017	Wintrust Financial Corporation	121,440
		1,368,541
	BEVERAGES - 0.8%
1,812	PepsiCo, Inc.	238,187

	BIOTECH & PHARMA - 6.6%
1,833	AbbVie, Inc.	341,140
763	Amgen, Inc.	219,881
2,310	Bristol-Myers Squibb Company	111,527
523	Eli Lilly & Company	385,802
1,097	Gilead Sciences, Inc.	120,758
1,547	Johnson & Johnson	240,110
1,376	Merck & Company, Inc.	105,732
4,839	Pfizer, Inc.	113,668
543	Vertex Pharmaceuticals, Inc.(a)	240,033
715	Zoetis, Inc.	120,570
		1,999,221

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.5%
1,728	Cintas Corporation	$391,393
1,473	Republic Services, Inc.	378,988
		770,381
	CONSTRUCTION MATERIALS - 0.3%
689	Owens Corning	92,292

	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	176,921

	E-COMMERCE DISCRETIONARY - 3.0%
4,513	Amazon.com, Inc.(a)	925,211

	ELECTRIC UTILITIES - 2.4%
3,199	American Electric Power Company, Inc.	331,065
1,916	NextEra Energy, Inc.	135,346
1,716	Portland General Electric Company	72,758
2,161	Southern Company (The)	194,490
		733,659
	ELECTRICAL EQUIPMENT - 1.5%
950	Amphenol Corporation, Class A	85,434
1,475	Carrier Global Corporation	105,020
1,536	Itron, Inc.(a)	177,561
960	Vertiv Holdings Company	103,613
		471,628
	ENGINEERING & CONSTRUCTION - 1.2%
763	EMCOR Group, Inc.	360,029

	FOOD - 0.7%
1,250	Hershey Company (The)	200,863

	GAS & WATER UTILITIES - 0.6%
1,239	American Water Works Company, Inc.	177,140

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,793	Cardinal Health, Inc.	$276,911
625	Labcorp Holdings, Inc.	155,606
		432,517
	HOME CONSTRUCTION - 0.6%
1,801	PulteGroup, Inc.	176,552

	HOUSEHOLD PRODUCTS - 2.0%
1,229	Church & Dwight Company, Inc.	120,823
2,871	Procter & Gamble Company (The)	487,754
		608,577
	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	109,252

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
1,005	Nasdaq, Inc.	83,958

	INSURANCE - 4.3%
512	Assurant, Inc.	103,926
2,807	Hartford Financial Services Group, Inc. (The)	364,461
1,642	Marsh & McLennan Companies, Inc.	383,669
2,998	MetLife, Inc.	235,583
2,829	W R Berkley Corporation	211,298
		1,298,937
	INTERNET MEDIA & SERVICES - 10.9%
4,767	Alphabet, Inc., Class A	818,685
1,144	Alphabet, Inc., Class C	197,740
1,759	Meta Platforms, Inc., Class A	1,138,935
487	Netflix, Inc.(a)	587,921
588	Spotify Technology S.A.(a)	391,102
2,076	Uber Technologies, Inc.(a)	174,716
		3,309,099
	LEISURE FACILITIES & SERVICES - 2.4%
900	Marriott International, Inc., Class A	237,447
613	McDonald’s Corporation	192,390

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4% (Continued)
741	Royal Caribbean Cruises Ltd.	$190,415
1,173	Starbucks Corporation	98,473
		718,725
	MACHINERY - 1.7%
1,229	Caterpillar, Inc.	427,728
3,737	Mueller Water Products, Inc. - Series A	91,669
		519,397
	MEDICAL EQUIPMENT & DEVICES - 2.6%
1,684	Abbott Laboratories	224,949
2,140	Boston Scientific Corporation(a)	225,256
530	Stryker Corporation	202,799
333	Thermo Fisher Scientific, Inc.	134,139
		787,143
	OFFICE REIT - 0.3%
1,272	BXP, Inc.	85,644

	OIL & GAS PRODUCERS - 2.7%
2,532	Chevron Corporation	346,125
2,786	ConocoPhillips	237,785
3,856	Coterra Energy, Inc.	93,739
1,290	Exxon Mobil Corporation	131,967
		809,616
	RESIDENTIAL REIT - 0.4%
943	Mid-America Apartment Communities, Inc.	147,720

	RETAIL - CONSUMER STAPLES - 2.1%
1,070	BJ’s Wholesale Club Holdings, Inc.(a)	121,135
5,349	Walmart, Inc.	528,053
		649,188
	RETAIL - DISCRETIONARY - 2.6%
1,964	Advance Auto Parts, Inc.	94,135
1,136	Home Depot, Inc. (The)	418,377
2,216	TJX Companies, Inc. (The)	281,210
		793,722

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	SEMICONDUCTORS - 8.5%
909	Advanced Micro Devices, Inc.(a)	$100,654
1,737	Applied Materials, Inc.	272,275
860	Broadcom, Inc.	208,180
1,827	Marvell Technology, Inc.	109,967
12,815	NVIDIA Corporation	1,731,691
932	Texas Instruments, Inc.	170,416
		2,593,183
	SOFTWARE - 11.3%
805	Cadence Design Systems, Inc.(a)	231,091
1,609	Intapp, Inc.(a)	88,688
339	Intuit, Inc.	255,426
2,489	Microsoft Corporation	1,145,836
848	Okta, Inc.(a)	87,488
1,515	Oracle Corporation	250,778
1,602	Palantir Technologies, Inc.(a)	211,112
1,099	Palo Alto Networks, Inc.(a)	211,470
740	Salesforce, Inc.	196,374
788	Synopsys, Inc.(a)	365,616
926	Twilio, Inc., Class A(a)	108,990
1,271	Zoom Video Communications, Inc.(a)	103,269
752	Zscaler, Inc.(a)	207,326
		3,463,464
	SPECIALTY FINANCE - 1.5%
1,600	American Express Company	470,480

	TECHNOLOGY HARDWARE - 5.4%
4,958	Apple, Inc.	995,814
998	Arista Networks, Inc.(a)	86,467
3,653	Cisco Systems, Inc.	230,285
1,834	Corning, Inc.	90,948
497	Fabrinet(a)	115,736
2,335	Pure Storage, Inc., Class A(a)	125,133
		1,644,383

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	TECHNOLOGY SERVICES - 3.7%
850	Accenture PLC, Class A	$269,296
1,049	Fiserv, Inc.(a)	170,767
713	International Business Machines Corporation	184,710
857	Leidos Holdings, Inc.	127,282
512	Moody’s Corporation	245,412
2,987	Toast, Inc., Class A(a)	125,992
		1,123,459
	TELECOMMUNICATIONS - 1.0%
1,314	T-Mobile US, Inc.	318,251

	TOTAL COMMON STOCKS (Cost $16,875,983)	29,099,773

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.6%
	MONEY MARKET FUND - 4.6%
1,397,894	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.18% (Cost $1,397,894)(b)	1,397,894

	TOTAL INVESTMENTS - 100.2% (Cost $18,273,877)	$30,497,667
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(60,573)
	NET ASSETS - 100.0%	$30,437,094

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	BANKING - 22.5%
8,881	1st Source Corporation	$537,832
12,388	Bank of NT Butterfield & Son Ltd. (The)	522,278
4,238	Bank7 Corporation	163,672
6,792	Capital City Bank Group, Inc.	256,330
4,323	FB Financial Corporation	188,699
9,727	First Business Financial Services, Inc.	474,386
7,138	First Mid Bancshares, Inc.	251,829
11,313	Guaranty Bancshares, Inc.	467,679
22,702	HBT Financial, Inc.	531,227
6,380	Horizon Bancorp, Inc.	94,679
10,433	Independent Bank Corporation (MI)	328,952
6,923	Mercantile Bank Corporation	305,720
3,544	MidWestOne Financial Group, Inc.	101,890
3,915	QCR Holdings, Inc.	263,480
25,613	Shore Bancshares, Inc.	371,132
3,510	Sierra Bancorp	96,069
6,100	SmartFinancial, Inc.	193,858
10,577	South Plains Financial, Inc.	380,455
9,255	Unity Bancorp, Inc.	409,117
9,770	Univest Financial Corporation	288,410
		6,227,694
	BIOTECH & PHARMA - 3.9%
21,739	ADMA Biologics, Inc.(a)	431,301
43,364	Amneal Pharmaceuticals, Inc.(a)	317,424
92,803	HilleVax, Inc.(a)	173,542
38,047	PepGen, Inc.(a)	55,549
4,682	Summit Therapeutics, Inc.(a)	85,283
		1,063,099
	CHEMICALS - 1.6%
6,716	Intrepid Potash, Inc.(a)	253,596
15,011	Perimeter Solutions, Inc.(a)	181,183
		434,779
	COMMERCIAL SUPPORT SERVICES - 5.3%
918	CRA International, Inc.	174,466

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 5.3% (Continued)
3,543	Huron Consulting Group, Inc.(a)	$506,047
2,732	UniFirst Corporation	515,146
9,632	Viad Corporation(a)	268,636
		1,464,295
	CONSUMER SERVICES - 1.2%
7,334	Carriage Services, Inc.	319,029

	ELECTRICAL EQUIPMENT - 7.0%
14,895	Allient, Inc.	452,808
4,888	Itron, Inc.(a)	565,052
3,641	SPX Technologies, Inc.(a)	553,759
1,471	Watts Water Technologies, Inc., A	356,159
		1,927,778
	ENGINEERING & CONSTRUCTION - 3.9%
4,865	Bowman Consulting Group Ltd.(a)	121,966
1,165	Comfort Systems USA, Inc.	557,138
7,330	Frontdoor, Inc.(a)	403,223
		1,082,327
	ENTERTAINMENT CONTENT - 0.5%
18,294	Lionsgate Studios Corporation(a)	132,266

	FOOD - 1.0%
10,985	Phibro Animal Health Corporation, Class A	268,254

	HEALTH CARE FACILITIES & SERVICES - 4.0%
32,300	Aveanna Healthcare Holdings, Inc.(a)	172,159
10,682	Enhabit, Inc.(a)	112,161
34,020	LifeStance Health Group, Inc.(a)	202,079
18,934	Oscar Health, Inc. - Class A, Class A(a)	261,289
8,270	Pennant Group, Inc. (The)(a)	237,431
7,482	SI-BONE, Inc.(a)	141,410
		1,126,529

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 1.2%
5,736	Gibraltar Industries, Inc.(a)	$336,015

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
4,207	AZZ, Inc.	381,533

	INDUSTRIAL SUPPORT SERVICES - 0.1%
6,633	Custom Truck One Source, Inc.(a)	28,522

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
5,700	BGC Group, Inc., Class A	52,896
1,854	StoneX Group, Inc.(a)	156,950
		209,846
	INSURANCE - 0.1%
864	United Fire Group, Inc.	24,581

	INTERNET MEDIA & SERVICES - 2.0%
14,278	EverQuote, Inc.(a)	329,108
40,195	Marqeta, Inc., Class A(a)	216,249
		545,357
	LEISURE FACILITIES & SERVICES - 4.0%
21,500	Accel Entertainment, Inc.(a)	241,230
5,409	Global Business Travel Group I(a)	33,806
2,063	Light & Wonder, Inc.(a)	185,918
17,140	Marcus Corporation (The)	316,747
10,827	Potbelly Corporation(a)	115,524
15,600	Super Group SGHC Ltd.	136,344
10,400	Target Hospitality Corporation(a)	76,024
		1,105,593
	MACHINERY - 3.2%
980	ESCO Technologies, Inc.	177,615
5,899	Federal Signal Corporation	554,919
3,923	Graham Corporation(a)	154,684
		887,218

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.8%
51,410	Bioventus, Inc.(a)	$333,137
1,204	Inspire Medical Systems, Inc.(a)	166,393
		499,530
	METALS & MINING - 0.5%
24,875	Hecla Mining Company	127,858

	MULTI ASSET CLASS REIT - 1.8%
19,958	One Liberty Properties, Inc.	488,572

	MULTI ASSET CLASS REITS - 2.1%
30,740	Alexander & Baldwin, Inc.	550,553

	OIL & GAS PRODUCERS - 1.2%
11,934	Excelerate Energy, Inc., Class A	335,704

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
17,862	Newpark Resources, Inc.(a)	144,503
4,995	Solaris Oilfield Infrastructure, Inc., CLASS A	137,013
		281,516
	RETAIL REIT - 1.8%
15,134	Saul Centers, Inc.	509,713

	SOFTWARE - 7.2%
5,730	Adeia, Inc.	73,573
7,500	Alkami Technology, Inc.(a)	214,800
11,700	Appian Corporation(a)	368,550
19,900	Backblaze, Inc., Class A(a)	113,430
26,075	Cantaloupe, Inc.(a)	218,248
8,027	Intapp, Inc.(a)	442,448
61,377	Olo, Inc.(a)	534,593
		1,965,642
	SPECIALTY FINANCE - 6.6%
3,218	FirstCash Holdings, Inc.	411,614
1,900	FTAI Aviation Ltd.	222,585

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SPECIALTY FINANCE - 6.6% (Continued)
1,700	LendingTree, Inc.(a)	$59,534
4,023	Nelnet, Inc., Class A	467,392
38,585	OppFi, Inc.	488,873
13,637	PRA Group, Inc.(a)	193,509
		1,843,507
	STEEL - 2.8%
2,401	Carpenter Technology Corporation	564,234
5,876	Northwest Pipe Company(a)	227,049
		791,283
	TECHNOLOGY SERVICES - 3.1%
2,825	Cass Information Systems, Inc.	119,498
7,886	LiveRamp Holdings, Inc.(a)	256,926
2,408	MAXIMUS, Inc.	174,604
15,560	Paysafe Ltd.(a)	192,166
14,085	Priority Technology Holdings, Inc.(a)	120,145
		863,339
	TIMBER REIT - 1.6%
11,540	PotlatchDeltic Corporation	453,984

	TO BE CLASSIFIED - 1.0%
8,050	Primo Brands Corporation	266,214

	TRANSPORTATION & LOGISTICS - 1.6%
5,588	Golar LNG Ltd.	230,002
1,980	SkyWest, Inc.(a)	200,871
		430,873

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.6%
929	Climb Global Solutions, Inc.	$102,353
930	PC Connection, Inc.	60,822
		163,175

	TOTAL COMMON STOCKS (Cost $25,666,013)	$27,136,178

	TOTAL INVESTMENTS - 98.4% (Cost $25,666,013)	$27,136,178
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	434,432
	NET ASSETS - 100.0%	$27,570,610

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE - 3.0%
5,123	General Dynamics Corporation	$1,426,703
3,870	L3Harris Technologies, Inc.	945,596
2,470	Lockheed Martin Corporation, B	1,191,479
		3,563,778
	ASSET MANAGEMENT - 2.4%
2,845	Blackrock, Inc.	2,787,787

	BANKING - 13.0%
33,304	Bank of America Corporation	1,469,706
11,344	Citigroup, Inc.	854,430
13,823	Citizens Financial Group, Inc.	557,758
37,379	Fifth Third Bancorp	1,427,504
47,522	Huntington Bancshares, Inc.	742,769
21,872	JPMorgan Chase & Company	5,774,207
6,422	PNC Financial Services Group, Inc. (The)	1,116,208
33,154	US Bancorp	1,445,183
24,295	Wells Fargo & Company	1,816,780
		15,204,545
	BEVERAGES - 2.6%
25,649	Coca-Cola Company (The)	1,849,293
8,698	PepsiCo, Inc.	1,143,352
		2,992,645
	BIOTECH & PHARMA - 7.0%
12,174	AbbVie, Inc.	2,265,703
7,600	Gilead Sciences, Inc.	836,608
15,533	Johnson & Johnson	2,410,877
19,206	Merck & Company, Inc.	1,475,789
51,899	Pfizer, Inc.	1,219,108
		8,208,085
	CABLE & SATELLITE - 0.9%
29,754	Comcast Corporation, Class A	1,028,596

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	CHEMICALS - 0.6%
10,404	DuPont de Nemours, Inc.	$694,987

	DIVERSIFIED INDUSTRIALS - 1.2%
9,296	3M Company	1,379,062

	ELECTRIC UTILITIES - 3.8%
9,130	American Electric Power Company, Inc.	944,864
16,028	Public Service Enterprise Group, Inc.	1,298,749
24,217	Southern Company (The)	2,179,530
		4,423,143
	ELECTRICAL EQUIPMENT - 1.3%
14,883	Johnson Controls International plc	1,508,690

	GAMING REITS - 0.4%
10,773	Gaming and Leisure Properties, Inc.	503,099

	HEALTH CARE FACILITIES & SERVICES - 1.7%
3,602	Cigna Group (The)	1,140,537
2,671	UnitedHealth Group, Inc.	806,402
		1,946,939
	HEALTH CARE REIT - 0.5%
30,407	Healthpeak Properties, Inc.	529,386

	HOUSEHOLD PRODUCTS - 2.8%
19,633	Procter & Gamble Company (The)	3,335,450

	INDUSTRIAL REIT - 1.1%
11,727	Prologis, Inc.	1,273,552

	INFRASTRUCTURE REIT - 0.6%
6,600	Crown Castle International Corp.	662,310

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
20,089	Bank of New York Mellon Corporation (The)	$1,780,086

	INSURANCE - 5.7%
6,733	Arthur J Gallagher & Company	2,339,314
29,800	MetLife, Inc.	2,341,684
19,214	Prudential Financial, Inc.	1,996,142
		6,677,140
	LEISURE FACILITIES & SERVICES - 1.6%
5,832	McDonald’s Corporation	1,830,373

	MACHINERY - 5.7%
6,092	Caterpillar, Inc.	2,120,198
2,791	Deere & Company	1,412,972
4,814	Parker-Hannifin Corporation	3,199,865
		6,733,035
	MEDICAL EQUIPMENT & DEVICES - 3.4%
8,191	Abbott Laboratories	1,094,154
6,356	Becton Dickinson and Company	1,096,982
3,703	Danaher Corporation	703,200
13,472	Medtronic PLC	1,117,906
		4,012,242
	MULTI ASSET CLASS REIT - 0.6%
12,066	WP Carey, Inc.	757,262

	OIL & GAS PRODUCERS - 6.2%
22,049	ConocoPhillips	1,881,882
29,981	Exxon Mobil Corporation	3,067,056
68,260	Kinder Morgan, Inc.	1,914,010
12,691	Ovintiv, Inc.	454,592
		7,317,540
	RETAIL - CONSUMER STAPLES - 2.5%
30,256	Walmart, Inc.	2,986,872

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	RETAIL - DISCRETIONARY - 2.4%
7,653	Home Depot, Inc. (The)	$2,818,524

	SEMICONDUCTORS - 2.8%
6,792	Broadcom, Inc.	1,644,139
10,994	QUALCOMM, Inc.	1,596,329
		3,240,468
	SOFTWARE - 3.6%
9,209	Microsoft Corporation	4,239,455

	SPECIALTY FINANCE - 0.5%
11,587	Fidelity National Financial, Inc.	634,620

	SPECIALTY REITS - 1.0%
10,031	Lamar Advertising Company, Class A	1,209,137

	TECHNOLOGY HARDWARE - 2.4%
44,427	Cisco Systems, Inc.	2,800,678

	TECHNOLOGY SERVICES - 3.7%
2,750	Accenture PLC, Class A	871,255
3,331	Automatic Data Processing, Inc.	1,084,340
3,243	Broadridge Financial Solutions, Inc.	787,498
6,473	International Business Machines Corporation	1,676,896
		4,419,989
	TELECOMMUNICATIONS - 3.3%
66,828	AT&T, Inc.	1,857,818
47,084	Verizon Communications, Inc.	2,069,813
		3,927,631
	TOBACCO & CANNABIS - 4.0%
20,682	Altria Group, Inc.	1,253,536
18,971	Philip Morris International, Inc.	3,425,974
		4,679,510
	TRANSPORTATION & LOGISTICS - 2.5%
40,882	CSX Corporation	1,291,463

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TRANSPORTATION & LOGISTICS - 2.5% (Continued)
4,765	Norfolk Southern Corporation	$1,177,527
4,147	United Parcel Service, Inc., Class B	404,498
		2,873,488
	TRANSPORTATION EQUIPMENT - 1.0%
3,486	Cummins, Inc.	1,120,680

	TOTAL COMMON STOCKS (Cost $88,720,663)	114,100,784

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
3,140,216	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.18% (Cost $3,140,216)(a)	3,140,216

	TOTAL INVESTMENTS - 100.0% (Cost $91,860,879)	$117,241,000
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(5,771)
	NET ASSETS - 100.0%	$117,235,229

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

	Zacks All-Cap Core	Zacks Small-Cap
	Fund	Core Fund	Zacks Dividend Fund
ASSETS
Investment securities:
At cost	$18,273,877	$25,666,013	$91,860,879
At fair value	$30,497,667	$27,136,178	$117,241,000
Receivable for securities sold	—	2,378,846	—
Receivable for fund shares sold	—	825	11,377
Dividends and interest receivable	43,075	6,467	231,153
Prepaid expenses	9,899	23,723	54,442
TOTAL ASSETS	30,550,641	29,546,039	117,537,972

LIABILITIES
Payable for investments purchased	—	1,862,312	—
Investment advisory fees payable	24,287	27,721	134,886
Distribution (12b-1) fees payable	—	7,545	12,736
Payable for Fund shares redeemed	8,295	6,415	41,500
Payable to related parties	36,502	30,508	44,188
Due to custodian	—	549	—
Accrued expenses and other liabilities	44,463	40,379	69,433
TOTAL LIABILITIES	113,547	1,975,429	302,743
NET ASSETS	$30,437,094	$27,570,610	$117,235,229

Net Assets Consist Of:
Paid in capital	$17,900,831	$26,677,404	$91,020,757
Accumulated earnings	12,536,263	893,206	26,214,472
NET ASSETS	$30,437,094	$27,570,610	$117,235,229

Net Asset Value Per Share:
Investor Class Shares:
Net Assets		$12,118,104	$18,721,833
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		415,688	717,303
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)		$29.15	$26.10

Institutional Shares:
Net Assets	$30,437,094	$15,452,506	$98,513,396
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,163,842	515,685	3,828,145
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$26.15	$29.97	$25.73

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

	Zacks All-Cap	Zacks Small-Cap	Zacks Dividend
	Core Fund	Core Fund	Fund
INVESTMENT INCOME
Dividends	$187,386	$218,253	$1,738,704
Interest	36,025	6,743	27,334
Less: Foreign withholding taxes	—	—	(652)
TOTAL INVESTMENT INCOME	223,411	224,996	1,765,386

EXPENSES
Investment advisory fees	121,565	133,514	491,775
Interest expense on line of credit	—	—	—
Distribution (12b-1) fees:
Investor Class	—	16,556	29,548
Transfer agent fees	22,624	15,191	34,445
Administrative services fees	20,792	18,277	66,815
Audit fees	10,194	10,201	10,877
Printing and postage expenses	9,943	9,742	11,887
Trustees fees and expenses	6,808	4,826	9,688
Legal fees	5,975	14,834	37,669
Compliance officer fees	4,829	5,753	6,962
Registration fees	4,550	6,220	3,326
Custodian fees	1,798	1,940	6,263
Insurance expense	910	910	910
Other expenses	1,961	723	1,961
TOTAL EXPENSES	211,949	238,687	712,126

Less: Expenses waived by the Adviser	(59,993)	(53,014)	(37,123)

NET EXPENSES	151,956	185,673	675,003
NET INVESTMENT INCOME	71,455	39,323	1,090,383

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from investments	616,388	(418,445)	1,826,709
Net change in unrealized depreciation on investments	(1,944,381)	(4,038,656)	(7,930,714)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,327,993)	(4,457,101)	(6,104,005)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,256,538)	$(4,417,778)	$(5,013,622)

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$71,455	$100,275
Net realized gain from investments	616,388	4,750,800
Net change in unrealized appreciation (depreciation) on investments	(1,944,381)	5,985,289
Net increase (decrease) in net assets resulting from operations	(1,256,538)	10,836,364

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Institutional Class	(3,768,643)	(8,757,374)
Net decrease in net assets resulting from distributions to shareholders	(3,768,643)	(8,757,374)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	3,567,383	9,305,514
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	2,952,043	5,335,116
Payments for shares redeemed:
Institutional Class +	(3,908,619)	(23,732,007)
Net increase (decrease) in net assets resulting from shares of beneficial interest	2,610,807	(9,091,377)

TOTAL DECREASE IN NET ASSETS	(2,414,374)	(7,012,387)

NET ASSETS
Beginning of Period	32,851,468	39,863,855
End of Period	$30,437,094	$32,851,468

SHARE ACTIVITY
Institutional Class:
Shares Sold	137,652	352,317
Shares Reinvested	113,409	225,873
Shares Redeemed	(148,965)	(892,742)
Net increase (decrease) in shares of beneficial interest outstanding	102,096	(314,552)

+	Net of redemption fee proceeds received of $9,216 and $50, respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$39,323	$(44,961)
Net realized gain (loss) from investments	(418,445)	5,095,675
Net change in unrealized appreciation (depreciation) on investments	(4,038,656)	3,662,295
Net increase (decrease) in net assets resulting from operations	(4,417,778)	8,713,009

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(2,529,272)	(678,791)
Institutional Class	(2,134,398)	(820,807)
Net decrease in net assets resulting from distributions to shareholders	(4,663,670)	(1,499,598)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	167,036	831,790
Institutional Class	897,600	1,723,884
Net asset value of shares issued in reinvestment of distributions:
Investor Class	2,055,711	653,208
Institutional Class	2,395,350	790,824
Payments for shares redeemed:
Investor Class +	(1,902,135)	(3,094,375)
Institutional Class ++	(2,167,881)	(4,391,512)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,445,681	(3,486,181)

TOTAL INCREASE IN NET ASSETS	(7,635,767)	3,727,230

NET ASSETS
Beginning of Period	35,206,377	31,479,147
End of Period	$27,570,610	$35,206,377

SHARE ACTIVITY
Investor Class:
Shares Sold	5,784	24,083
Shares Reinvested	67,356	19,764
Shares Redeemed	(64,731)	(89,681)
Net increase (decrease) in shares of beneficial interest outstanding	8,409	(45,834)

Institutional Class:
Shares Sold	28,427	48,875
Shares Reinvested	76,431	23,460
Shares Redeemed	(71,077)	(124,184)
Net increase (decrease) in shares of beneficial interest outstanding	33,781	(51,849)

+	Net of redemption fee proceeds received of $147 and $16 respectively.

++	Net of redemption fee proceeds received of $202 and $0 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,090,383	$2,611,328
Net realized gain from investments	1,826,709	5,476,946
Net change in unrealized appreciation (depreciation) on investments	(7,930,714)	29,775,168
Net increase (decrease) in net assets resulting from operations	(5,013,622)	37,863,442

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(1,173,581)	(1,628,122)
Institutional Class	(4,580,558)	(7,018,927)
Net decrease in net assets resulting from distributions to shareholders	(5,754,139)	(8,647,049)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	9,594,008	5,155,745
Institutional Class	12,068,108	22,657,939
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,145,186	1,583,298
Institutional Class	3,017,692	5,369,351
Payments for shares redeemed:
Investor Class +	(17,532,271)	(14,293,306)
Institutional Class ++	(14,820,136)	(80,677,991)
Net decrease in net assets resulting from shares of beneficial interest	(6,527,413)	(60,204,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,295,174)	(30,988,571)

NET ASSETS
Beginning of Period	134,530,403	165,518,974
End of Period	$117,235,229	$134,530,403

SHARE ACTIVITY
Investor Class:
Shares Sold	370,298	205,284
Shares Reinvested	45,643	67,445
Shares Redeemed	(700,081)	(577,794)
Net decrease in shares of beneficial interest outstanding	(284,140)	(305,065)

Institutional Class:
Shares Sold	475,771	932,986
Shares Reinvested	122,075	233,876
Shares Redeemed	(584,293)	(3,296,425)
Net increase (decrease) in shares of beneficial interest outstanding	13,553	(2,129,563)

+	Net of redemption fee proceeds received of $14,523 and $3,809 respectively.

++	Net of redemption fee proceeds received of $33,009 and $4,878 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$30.94		$28.96	$29.19	$34.17	$28.06	$26.95
Activity from investment operations:
Net investment income (1)	0.06		0.08	0.15	0.17	0.09	0.18
Net realized and unrealized gain (loss) on investments	(1.25)		6.36	2.72	(3.19)	7.53	3.25
Total from investment operations	(1.19)		6.44	2.87	(3.02)	7.62	3.43
Less distributions from:
Net investment income	(0.09)		(0.18)	(0.19)	(0.08)	(0.17)	(0.25)
Net realized gains	(3.51)		(6.26)	(2.91)	(1.88)	(1.34)	(2.07)
Total distributions	(3.60)		(6.44)	(3.10)	(1.96)	(1.51)	(2.32)
Paid-in-Capital From Redemption Fees (1)(3)	—		—	—	—	(0.00)	—
Net asset value, end of period	$26.15		$30.94	$28.96	$29.19	$34.17	$28.06
Total return (2)	(3.79	)% (5)	35.97%	11.24%	(9.43)%	28.54%	13.84%
Net assets, at end of period(000s)	$30,437		$32,851	$39,864	$52,589	$68,944	$49,957
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.40	% (4)	1.47%	1.35%	1.14%	1.14%	1.22%
After fees waived/recaptured	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	0.08	% (4)	(0.17)%	0.21%	0.43%	0.14%	0.49%
After fees waived/recaptured	0.47%		0.30%	0.56%	0.57%	0.28%	0.71%
Portfolio Turnover Rate	9	% (5)	15%	35%	27%	25%	38%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$39.12		$31.57	$31.59	$33.36	$24.48	$26.80
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.09)	(0.04)	0.15	0.01	(0.08)
Net realized and unrealized gain (loss) on investments	(4.71)		9.16	0.17	(1.13)	8.87	(2.21)
Total from investment operations	(4.69)		9.07	0.13	(0.98)	8.88	(2.29)
Less distributions from:
Net investment income	—		—	(0.15)	(0.01)	—	(0.03)
Net realized gains	(5.28)		(1.52)	—	(0.78)	—	—
Total distributions	(5.28)		(1.52)	(0.15)	(0.79)	—	(0.03)
Paid-in-Capital From Redemption Fees (1)	—		— (3)	— (3)	—	— (3)	— (3)
Net asset value, end of period	$29.15		$39.12	$31.57	$31.59	$33.36	$24.48
Total return (2)	(12.60	)% (5)	29.63%	0.42%	(3.01)%	36.23%	(8.54)%
Net assets, at end of period(000s)	$12,118		$15,931	$14,306	$16,199	$23,092	$21,867
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.75	% (4)	1.71%	1.89%	1.67%	1.61%	1.63%
After fees waived/recaptured	1.39%		1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.24	)% (4)	(0.59)%	(0.64)%	0.20%	(0.17)%	(0.61)%
After fees waived/recaptured	0.12%		(0.27)%	(0.14)%	0.48%	0.05%	(0.37)%
Portfolio Turnover Rate	53	% (5)	135%	100%	94%	116%	135%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$40.00		$32.18	$32.20	$34.03	$24.91	$27.29
Activity from investment operations:
Net investment income (loss) (1)	0.06		(0.01)	0.04	0.23	0.09	(0.03)
Net realized and unrealized gain (loss) on investments	(4.81)		9.35	0.18	(1.15)	9.03	(2.23)
Total from investment operations	(4.75)		9.34	0.22	(0.92)	9.12	(2.26)
Less distributions from:
Net investment income	—		—	(0.24)	(0.13)	—	(0.12)
Net realized gains	(5.28)		(1.52)	—	(0.78)	—	—
Total distributions	(5.28)		(1.52)	(0.24)	(0.91)	—	(0.12)
Paid-in-Capital From Redemption Fees (1)	—		—	— (3)	(0.00)	— (3)	— (3)
Net asset value, end of period	$29.97		$40.00	$32.18	$32.20	$34.03	$24.91
Total return (2)	(12.45	)% (5)	29.92%	0.70%	(2.77)%	36.57%	(8.28)%
Net assets, at end of period(000s)	$15,453		$19,275	$17,174	$21,595	$25,809	$24,450
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.50	% (4)	1.46%	1.64%	1.42%	1.36%	1.38%
After fees waived/recaptured	1.14%		1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	0.02	% (4)	(0.35)%	(0.39)%	0.45%	0.08%	(0.36)%
After fees waived/recaptured	0.38%		(0.02)%	0.11%	0.73%	0.03%	(0.12)%
Portfolio Turnover Rate	53	% (5)	135%	100%	94%	116%	135%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$28.23		$23.11	$25.38	$24.72	$21.00	$21.89
Activity from investment operations:
Net investment income (loss) (1)	0.21		0.41	0.48	0.45	0.37	0.42
Net realized and unrealized gain (loss) on investments	(1.16)		6.03	(1.26)	1.16	3.85	(0.71)
Total from investment operations	(0.95)		6.44	(0.78)	1.61	4.22	(0.29)
Less distributions from:
Net investment income	(0.39)		(0.41)	(0.46)	(0.38)	(0.37)	(0.41)
Net realized gains	(0.79)		(0.91)	(1.09)	(0.71)	(0.13)	(0.19)
Total distributions	(1.18)		(1.32)	(1.55)	(1.09)	(0.50)	(0.60)
Paid-in-Capital From Redemption Fees (1)	—		— (3)	0.06	0.14	— (3)	— (3)
Net asset value, end of period	$26.10		$28.23	$23.11	$25.38	$24.72	$21.00
Total return (2)	(3.18	)% (5)	29.05%	(2.88)%	7.26%	20.35%	(1.11)%
Net assets, at end of period(000s)	$18,722		$28,275	$30,199	$17,993	$82,818	$70,481
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.30	% (4)	1.31%	1.32%	1.27%	1.30%	1.37%
After fees waived/recaptured	1.24%		1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.54	% (4)	1.63%	2.07%	1.85%	1.57%	2.06%
After fees waived/recaptured	1.60%		1.65%	2.09%	1.82%	1.57%	2.13%
Portfolio Turnover Rate	5	% (5)	11%	43%	27%	17%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$27.86		$22.77	$25.10	$24.71	$20.99	$21.89
Activity from investment operations:
Net investment income (loss) (1)	0.23		0.47	0.53	0.50	0.44	0.46
Net realized and unrealized gain (loss) on investments	(1.16)		5.93	(1.25)	1.08	3.84	(0.71)
Total from investment operations	(0.93)		6.40	(0.72)	1.58	4.28	(0.25)
Less distributions from:
Net investment income	(0.41)		(0.40)	(0.52)	(0.48)	(0.43)	(0.46)
Net realized gains	(0.79)		(0.91)	(1.09)	(0.71)	(0.13)	(0.19)
Total distributions	(1.20)		(1.31)	(1.61)	(1.19)	(0.56)	(0.65)
Paid-in-Capital From Redemption Fees (1)(3)	—		—	—	—	—	—
Net asset value, end of period	$25.73		$27.86	$22.77	$25.10	$24.71	$20.99
Total return (2)	(3.16	)% (5)	29.36%	(2.89)%	6.59%	20.65%	(0.89)%
Net assets, at end of period(000s)	$98,513		$106,256	$135,320	$173,316	$71,403	$36,206
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.05	% (4)	1.06%	1.07%	1.02%	1.05%	1.12%
After fees waived/recaptured	0.99%		1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.76	% (4)	1.90%	2.32%	2.10%	1.82%	2.31%
After fees waived/recaptured	1.82%		1.91%	2.34%	2.07%	1.82%	2.38%
Portfolio Turnover Rate	5	% (5)	11%	43%	27%	17%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2025

1.	ORGANIZATION

The Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Zacks Trust (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund was treated as a separate series (the “Predecessor Funds”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust.

The Predecessor Funds were reorganized on January 26, 2024, each from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Reorganizaion”). As a series of Zacks Trust, the Funds are a continuation of the identically-named predecessor fund managed by Zacks Investment Management, Inc. (the “Advisor”) that was a series of Investment Managers Series Trust. The Predecessor Funds are the accounting survivors for financial reporting purposes, and as a result, the financial statements and financial highlights of the Funds reflect the operations of the Predecessor Funds for the periods prior to the Reorganization. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager.

The Plan provided for each Predecessor Fund to transfer all of its assets to the corresponding Zacks Fund in return for shares of the Zacks Fund and the Zacks Fund’s assumption of the Predecessor Fund’s liabilities. The Reorganization was designed so as not to result in the recognition of gain or loss by a Predecessor Fund or its shareholders for federal tax purposes. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Zacks Investment Management bore the costs related to the Reorganization.

The All-Cap Core Fund’s investment objectives are to primarily to seek capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s investment objective is to seek capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

The Dividend Fund’s investment objectives are primarily to seek capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect eaach Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds each operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

amortized cost, which approximates fair value. Investments in open-end investment non-exchange traded companies are valued at net asset value.

The Funds each may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the “Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025 for each Fund’s assets measured at fair value:

All-Cap Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,099,773	$—	$—	$29,099,773
Short-Term Investment	1,397,894	—	—	1,397,894
Total	$30,497,667	$—	$—	$30,497,667

Small-Cap Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,136,178	$—	$—	$27,136,178
Total	$27,136,178	$—	$—	$27,136,178

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

Dividend Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$114,100,784	$—	$—	$114,100,784
Short-Term Investment	3,140,216	—	—	3,140,216
Total	$117,241,000	$—	$—	$117,241,000

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually, except for the Dividend Fund, which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years November 30, 2021 through November 30, 2024, or expected to be taken in the Funds’ November 30, 2025 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and Delaware state, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sale Proceeds
All-Cap Core Fund	$2,701,772	$2,652,470
Small-Cap Core Fund	15,660,501	18,736,761
Dividend Fund	6,577,318	21,084,568

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as the investment adviser to the Funds. Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the average daily net assets of each of the All-Cap Core Fund and the Dividend Fund and 0.90% of the average daily net assets of the Small-Cap Core Fund. For the six months ended May 31, 2025, the Advisor earned investment advisory fees of $121,565, $133,514 and $491,775 for the All-Cap Core Fund, Small-Cap Core Fund and the Dividend Fund, respectively.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed until at least April 1, 2026 to waive a portion of its advisory fees and reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Fund	Investor Class	Institutional Class
All-Cap Core Fund	N/A	1.00%
Small-Cap Core Fund	1.39%	1.14%
Dividend Fund	1.30%	1.05%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. For the six months ended May 31, 2025 the Advisor waived fees/reimbursed expenses of $59,993, $553,014, and $37,123 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively.

The expenses subject to recapture for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund will expire on November 30 of the years indicated below:

	2025	2026	2027	Total
All-Cap Core Fund	$85,337	$162,395	$156,355	$404,087
Small-Cap Core Fund	123,238	176,172	108,583	407,993
Dividend Fund	—	32,292	16,585	48,877

Northern Lights Distributors, LLC, (the “Distributor”) - The Distributor is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class for each of the Small-Cap Core Fund and the Dividend Fund and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. Institutional Class shares do not pay any distribution fees. During the six months ended May 31, 2025, pursuant to the Plan, distribution fees for Investor Class shares were as follows:

Fund	Investor Class
All-Cap Core Fund	N/A
Small-Cap Core Fund	$16,556
Dividend Fund	29,548

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2024, and November 30, 2023, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2024	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$255,196	$8,502,178	$—	$8,757,374
Small-Cap Core Fund	661,950	837,648	—	1,499,598
Dividend Fund	1,494,498	7,152,551	—	8,647,049

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2023	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$351,060	$5,343,059	$—	$5,694,119
Small-Cap Core Fund	224,171	10,971	—	235,142
Dividend Fund	4,071,164	9,296,006	—	13,367,170

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
All-Cap Core Fund	$174,560	$3,254,950	$—	$—	$—	$14,131,934	$17,561,444
Small -Cap Core Fund	1,191,856	3,283,819	—	—	—	5,498,979	9,974,654
Dividend Fund	3,052,686	1,862,990	—	—	—	32,066,557	36,982,233

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and passive foreign income companies.

During the fiscal period ended November 30, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to equalization credits, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended November 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings
All-Cap Core Fund	$1,247,535	$(1,247,535)
Small-Cap Core Fund	664,998	(664,998)
Dividend Fund	2,446,783	(2,446,783)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
All-Cap Core Fund	$18,310,114	$12,637,231	$(449,678)	$12,187,553
Small-Cap Core Fund	25,675,855	3,483,324	(2,023,001)	1,460,323
Dividend Fund	93,105,157	28,318,011	(4,182,168)	24,135,843

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended May 31, 2025 and for the year ended November 30, 2024, redemption fees were as follows:

	May 31, 2025	November 30, 2024
All-Cap Core Fund	$9,216	$50
Small-Cap Core Fund	2,149	16
Dividend Fund	47,532	8,687

Zacks Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of May 31, 2025, LPL Financial owned 48.9% and 32.4% of the All-Cap Core Fund and Small-Cap Core Fund, respectively. As of May 31, 2025, Charles Schwab and National Financial Services LLC owned 34.7% and 48.0%, respectively, of the Dividend Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Continuance of Advisory Agreement – Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, Zacks Dividend Fund

In connection with a meeting held on April 16, 2025, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the continuance of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Dividend Fund (the “Dividend Fund”) and Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”). In considering the approval of the continuance of the Advisory Agreement, the Board received materials specifically relating to the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund that the continuance of the Advisory Agreement be approved and that the compensation payable thereunder by each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund to Zacks was fair and reasonable. In considering the approval of the continuance of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund provided by the Adviser, including one-year, five -year, ten-year and since inception average annual total returns as of December 31, 2024, as applicable. The Board also reviewed comparisons of each such Fund’s performance against its respective peer group average, Morningstar Category Average and benchmark as of December 31, 2024. The Board noted that: (i) the Zacks All-Cap Core Fund outperformed its peer group average, Morningstar Category Average and benchmark for the one- and five-year periods, outperformed its Morningstar Category Average and benchmark for the ten-year and since inception periods, and underperformed its peer group average for the ten-year and since inception periods; (ii) the Zacks Dividend Fund outperformed its peer group average, Morningstar Category Average and benchmark for the one- and since inception periods, and underperformed its group average, Morningstar Category Average and benchmark for the five-year period; and (iii) the Zacks Small-Cap Core Fund underperformed its peer group average, Morningstar Category Average and benchmark for the one-year period, underperformed its peer group average, Morningstar Category Average and benchmark for the five-year, ten-year and since inception periods, and outperformed its benchmark for the five-year, ten-year and since inception periods. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the Advisory Agreement with the Adviser with respect to each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund, the Board considered the nature, extent, and quality of services that the Adviser provided to of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund under the Advisory Agreement were satisfactory.

Fees and Expenses. The Board reviewed each of the All-Cap Core Fund’s, Dividend Fund’s and Small-Cap Core Fund’s respective advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the applicable peer group and Morningstar category. The Board noted that: (i) the advisory fee for the Zacks All-Cap Core Fund was lower than the peer group category average and above the Morningstar category average, and the net expense ratio was above both the peer group and Morningstar category averages; (ii) the advisory fee for the Zacks Dividend Fund was above both the peer group and Morningstar category averages, and the net expense ratio was above both the peer group and Morningstar category averages; and (iii) the advisory fee for the Zacks Small-Cap Core Fund was below the peer group category average but above the Morningstar category average, and the net expense ratio was above both the peer group and Morningstar category averages. In response to the Trustees’ questions, Mr. Zacks explained how each peer group was selected from the overall category. The Board noted that the Adviser has also agreed to continue to waive fees and limit expenses of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund. Given these considerations, the Board concluded that the advisory fees paid to the Adviser under the Advisory Agreement were not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund for the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each of the All- Cap Core Fund, Dividend Fund and Small-Cap Core Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each such Fund’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if any of the All-Cap Core Fund, Dividend Fund or Small-Cap Core Fund experiences substantial asset growth; however, the Board recognized that each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as each the respective asset levels of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuance of the Advisory Agreement for an additional one -year period is in the best interests of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund.

INVESTMENT ADVISOR

Zacks Investment Management, Inc.

10 S. Riverside Plaza, Suite 1600

Chicago, IL 60606

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

ZACKSFUNDS-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. – Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2025

By	/s/ Donald Ralph
Donald Ralph
Principal Financial Officer/Treasurer
Date: 08/08/2025